Income Taxes - Schedule of Provision for Income Taxes as Per Dutch Federal Income Tax Rates (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income/(loss) from continuing operations before income taxes and equity in net income/(loss) of affiliates	$ 63	$ 178	$ 140	$ 37	$ 162	$ 150	$ 106	$ (312)	$ 418	$ 106	$ 104
Dutch statutory tax rate									25.00%	25.00%	25.50%
Provision/(benefit) for income taxes at the Dutch statutory rate									105	27	27
Tax impact on distributions from foreign subsidiaries									35	9	1
Effect of operations in non-Dutch jurisdictions, including foreign tax credits									15	(3)	(35)
U.S. state and local taxation									6	(4)	(24)
Withholding and other taxation									36	30	29
Effect of global financing activities									(51)	(38)	(28)
Changes in estimates for uncertain tax positions									48	22	2
Changes in valuation allowances									(15)	(25)	(25)
Effect of change in deferred tax rates									(40)
Other, net									4	5	7
Total (benefit)/provision for income taxes									$ 144	$ 23	$ (46)
Effective tax rate									34.40%	21.70%	(44.20%)